Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases
Schedule of Supplemental Information Related to Operating Leases

The table below presents supplemental information related to operating leases:

Six Months Ended June 30, 2021
Operating cash flows for operating leases	$1,938,629
Noncash lease liabilities arising from obtaining operating leased assets during the period	$-
Weighted-average remaining lease term	10.80
Weighted-average discount rate	13.59%

The table below presents supplemental information related to operating leases:

	Year Ended December 31,
	2020	2019
Operating lease costs during the year	$4,054,423	$1,112,362
Cash payments included in the measurement of operating lease liabilities during the year	$3,188,986	$1,212,800
Operating lease liabilities arising from obtaining lease right-of-use assets during the year	$16,617,790	$3,853,500
Weighted-average remaining lease term (in years) as of year-end	11.25	5.03
Weighted-average discount rate during the year	13.57%	9.85%

Summary of Maturity of Lease Liabilities

Maturities of operating lease liabilities as of June 30, 2021 are summarized as follows:

Years Ending December 31,
2021 (remaining six months of the year)	$1,866,224
2022	3,525,158
2023	3,528,696
2024	3,526,406
2025	3,740,591
Thereafter	23,822,981
Minimum lease payments	40,010,056
Less imputed interest	(19,559,730)
Present value of operating lease liabilities	$20,450,326
Current portion of operating lease liabilities	$953,635
Long-term portion of operating lease liabilities	19,496,691
Total operating lease liabilities	$20,450,326

The present value of the Company’s operating leases consisted of the following as of December 31, 2020:

Year Ending December 31,
2021	$3,804,853
2022	3,525,158
2023	3,528,696
2024	3,526,406
2025	3,740,591
Thereafter	23,822,981
Minimum lease payments	41,948,685
Less imputed interest	(21,002,931)
Present value of operating lease liabilities	$20,945,754
Current portion of operating lease liabilities	$1,059,671
Long-term portion of operating lease liabilities	19,886,083
Total operating lease liabilities	$20,945,754